Income Taxes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 22, 2008	Dec. 31, 2017 USD ($) jurisdiction $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Components of income before income taxes
Income before income tax expenses		$ 417,111	$ 109,980	$ 36,780
Loss from non-China operations		(52,261)	(60,193)	(28,016)
Income from China operations		469,372	170,173	64,796
Income tax expense applicable to China operations		$ 66,746	$ 4,316	$ 2,591
Effective tax rate for China operations (as a percent)		14.20%	2.50%	4.00%
Loss from investment impairments		$ (4,747)	$ (31,586)	$ (6,608)
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Composition of income tax expenses for China operations
Deferred tax benefits		$ (1,503)	$ (4,630)	$ (977)
Current income tax expenses		68,249	8,946	3,568
Income tax expenses		$ 66,746	$ 4,316	$ 2,591
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)		(11.60%)	(29.60%)	(24.20%)
Permanent differences (as a percent)		0.20%	1.20%	0.50%
Change in valuation allowance (as a percent)		0.60%	5.90%	2.70%
Effective tax rate for China operations (as a percent)		14.20%	2.50%	4.00%
Deferred tax assets:
Net operating loss carry forwards		$ 10,280	$ 32,158
Less: valuation allowance		(10,280)	(32,158)
Depreciation, accounts receivable, accrued and other liabilities		19,931	13,957
Less: valuation allowance		(11,629)	(8,576)
Net deferred tax assets (included in other assets)		8,302	5,381
Deferred tax liabilities:
Acquired intangible assets		129	274
Depreciation		527	362
Others		1,224	181
Total deferred tax liabilities		1,880	817
Valuation allowance on deferred tax assets		$ 21,900	40,700
Historical rate for valuing deferred tax assets (as a percent)		25.00%
Cumulative loss		$ 152,949	(199,641)
Net operating loss carryforwards expired amount		96,200
SINA
Components of income before income taxes
Net operating loss carry forwards		18,600
Deferred tax liabilities:
Cumulative loss		(22,500)
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Effect of tax exemption			$ 50,400	$ 15,700
Effect of preferential tax treatment		$ 52,600
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares		$ 0.25	$ 0.23	$ 0.08
Non-China
Components of income before income taxes
Loss from investment impairments			$ 23,800
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Components of income before income taxes
Income tax rate (as a percent)		16.50%	16.50%	16.50%
Net operating loss carry forwards		$ 2,500
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		16.50%	16.50%	16.50%
China
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carry forwards		$ 41,100	$ 129,300
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | Software enterprise
Components of income before income taxes
Period of income tax exemption	2 years
Reduction in preferential tax rate (as a percent)	50.00%
Preferential statutory rate (as a percent)	12.50%	12.50%
Period of reduced preferential income tax rate	3 years